SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Minimum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	1.81%
Expected volatility range	46.62%
Weighted average expected life	6 years 3 months
Fair value of ordinary share	$ 14.25
Maximum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	2.39%
Expected volatility range	61.24%
Weighted average expected life	6 years 4 months 6 days
Fair value of ordinary share	$ 17.55